Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Inventory Disclosure [Abstract]
Reserve for obsolete, unmarketable and slow moving assets	$ 2,268		$ 2,268		$ 1,639
Expense for damaged and lost inventories	$ 361	$ 404	$ 500	$ 1,275